Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Profit before taxation from Continuing operations	$ 21,401	$ 33,137	$ 24,292
Adjustments for:
Depreciation and amortisation expense	5,061	5,683	5,084
Impairments of property, plant and equipment, financial assets and intangibles	75	515	2,507
Net finance costs	1,531	969	1,223
(Profit)/loss from equity accounted investments, related impairments and expenses	(594)	19	915
Other	546	(350)	573
Changes in assets and liabilities:
Trade and other receivables	867	(703)	(2,389)
Inventories	(44)	(865)	(405)
Trade and other payables	(1,086)	727	1,149
Provisions and other assets and liabilities	131	(248)	486
Cash generated from operations	27,888	38,884	33,435
Dividends received	347	1,018	728
Interest received	545	58	97
Interest paid	(1,090)	(657)	(766)
Proceeds/(settlements) of cash management related instruments	331	378	(401)
Net income tax and royalty-related taxation refunded	232	105	222
Net income tax and royalty-related taxation paid	(9,552)	(10,501)	(7,432)
Net operating cash flows from Continuing operations	18,701	29,285	25,883
Net operating cash flows from Discontinued operations		2,889	1,351
Net operating cash flows	18,701	32,174	27,234
Investing activities
Purchases of property, plant and equipment	(6,733)	(5,855)	(5,612)
Exploration and evaluation expenditure	(350)	(256)	(192)
Exploration and evaluation expenditure expensed and included in operating cash flows	294	199	134
Investment in subsidiaries, operations and joint operations, net of cash	(5,868)
Net investment and funding of equity accounted investments	(557)	(266)	(553)
Proceeds from sale of assets	444	221	158
Proceeds/(settlements) from sale of subsidiaries, operations and joint operations net of their cash	82	1,255	(3)
Other investing	(377)	(271)	(257)
Net investing cash flows from Continuing operations	(13,065)	(4,973)	(6,325)
Net investing cash flows from Discontinued operations		(904)	(1,520)
Net cash completion payment on merger of Petroleum with Woodside		(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside		(399)
Net investing cash flows	(13,065)	(6,959)	(7,845)
Financing activities
Proceeds from interest bearing liabilities	8,182	1,164	568
(Settlements)/proceeds of debt related instruments	(677)		167
Repayment of interest bearing liabilities	(3,289)	(3,358)	(8,357)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts	(88)	(149)	(234)
Dividends paid	(13,268)	(17,851)	(7,901)
Dividends paid to non-controlling interests	(1,175)	(2,540)	(2,127)
Net financing cash flows from Continuing operations	(10,315)	(22,734)	(17,884)
Net financing cash flows from Discontinued operations		(33)	(38)
Net financing cash flows	(10,315)	(22,767)	(17,922)
Net (decrease)/increase in cash and cash equivalents from Continuing operations	(4,679)	1,578	1,674
Net increase/(decrease) in cash and cash equivalents from Discontinued operations		1,952	(207)
Net cash completion payment on merger of Petroleum with Woodside		(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside		(399)
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	17,236	15,246	13,426
Foreign currency exchange rate changes on cash and cash equivalents	(134)	(458)	353
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 12,423	$ 17,236	$ 15,246